Consolidated Statements of Operations (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Net system sales	€ 4,883,913	[1]	€ 3,894,742	[1]	€ 1,174,858	[1]
Net service and field option sales	767,122	[1]	613,196		421,205
Total net sales	5,651,035	[1]	4,507,938	[1]	1,596,063	[1]
Cost of system sales	2,793,931	[1]	2,222,965		852,417
Cost of service and field option sales	407,714	[1]	329,803		285,254
Total cost of sales	3,201,645	[1]	2,552,768		1,137,671
Gross profit on sales	2,449,390	[1]	1,955,170		458,392
Research and development costs	590,270	[1]	523,426		466,761
Selling, general and administrative costs	217,904	[1]	181,045		154,756
Income (loss) from operations	1,641,216	[1]	1,250,699		(163,125)
Interest income	41,156	[1]	15,125		42,766
Interest expense	(33,737)	[1]	(23,301)		(51,191)
Income (loss) from before income taxes	1,648,635	[1]	1,242,523		(171,550)
(Provision for) benefit from income taxes	(181,675)	[1]	(220,703)		20,625
Net income (loss)	€ 1,466,960	[1]	€ 1,021,820		€ (150,925)
Basic net income (loss) per ordinary share	€ 3.45	[1]	€ 2.35		€ (0.35)
Diluted net income (loss) per ordinary share	€ 3.42	[1],[2]	€ 2.33	[2]	€ (0.35)	[2]
Number of ordinary shares used in computing per share amounts (in thousands)
Basic	425,618	[1]	435,146		432,615
Diluted	429,053	[1],[2]	438,974	[2]	432,615	[2]

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.
[2]	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.